Vessels, Net - Schedule of Vessels, Net (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Total Vessels
Cost, Balance at beginning		$ 70,250,772	$ 68,191,736
Accumulated Depreciation, Balance at beginning		(17,027,154)	(13,377,069)
Net Book Value, Balance at beginning		53,223,618	54,814,667
Cost, Additions		198,124	2,059,036
Accumulated Depreciation, Additions		(3,699,314)	(3,650,085)
Net Book Value, Additions		(3,501,190)	(1,591,049)
Cost, Balance at Ending		70,448,896	70,250,772
Accumulated Depreciation, Balance at Ending		(20,726,468)	(17,027,154)
Net Book Value, Balance at Ending		49,722,428	53,223,618
Owned Vessel*
Owned Vessel Cost, Balance at beginning	[1]	14,094,790	14,094,790
Owned Vessel Accumulated Depreciation, Balance at beginning	[1]	(1,624,776)	(758,229)
Owned Vessel Net Book Value, Balance at beginning	[1]	12,470,014	13,336,561
Owned Vessel Cost, Additions	[1]
Owned Vessel Accumulated Depreciation, Additions	[1]	(866,547)	(866,547)
Owned Vessel Net Book Value, Additions	[1]	(866,547)	(866,547)
Owned Vessel Cost, Balance at Ending		14,094,790	14,094,790	[1]
Accumulated Depreciation, Balance at Ending		(2,491,323)	(1,624,776)	[1]
Net Book Value, Balance at Ending		11,603,467	12,470,014	[1]
Right-of-use assets under finance lease**
Right-of-use assets under finance lease Cost, Balance at beginning	[2]	56,155,982	54,096,946
Right-of-use assets under finance lease Accumulated Depreciation, Balance at beginning	[2]	(15,402,378)	(12,618,840)
Right-of-use assets under finance lease Net Book Value, Balance at beginning	[2]	40,753,604	41,478,106
Right-of-use assets under finance lease Cost, Additions	[2]	198,124	2,059,036
Right-of-use assets under finance lease Accumulated Depreciation, Additions	[2]	(2,832,767)	(2,783,538)
Right-of-use assets under finance lease Net Book Value, Additions	[2]	(2,634,643)	(724,502)
Right-of-use assets under finance lease Cost, Balance at Ending	[2]	56,354,106	56,155,982
Right-of-use assets under finance lease Accumulated Depreciation, Balance at Ending	[2]	(18,235,145)	(15,402,378)
Right-of-use assets under finance lease Net Book Value, Balance at Ending	[2]	$ 38,118,961	$ 40,753,604

[1]	Owned Vessel: On August 14, 2022, the Group took delivery of the Top Brilliance, a 2008-built vessel of 56,823 dwt (Deadweight Tonnage), from an unrelated third party, for an acquisition cost of $14,094,790. Depreciation expense amounted to $866,547, $866,547 and $758,229 for the years ended June 30, 2025, 2024 and 2023, respectively.
[2]	Right-of-use assets under finance lease: In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $26,821,639 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8) In January, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group accounted for the vessel as finance lease and recorded right-of-use assets of $27,275,307 and financing lease liabilities of $17,710,000 on the lease beginning date. (see Note 8) During the year ended June 30, 2024, the Group completed the installation of desulfurizing towers on Top Diligence and Top Elegance. The original value of $2,059,036 is depreciated during the useful life. Depreciation expense for the vessels under finance lease was $2,832,767, $2,783,538 and $2,704,847 for the years ended June 30, 2025, 2024 and 2023, respectively.